EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectuses dated February 29, 2016, for Class A, Class C, Institutional Class, and Investor Class of Neuberger Berman Income Funds, which were filed with the Securities and Exchange Commission on June 20, 2016 (Accession No. 0000898432-16-002389) in definitive form.